UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Snyder Capital Management, L.P.

Address:   One Market Plaza, Steuart Tower, Suite 1200
           San Francisco, CA  94105


Form 13F File Number: 28-6636


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sonja Commer
Title:  Chief Compliance Officer
Phone:  415-392-3900

Signature,  Place,  and  Date  of  Signing:

/s/ Sonja Commer                   San Francisco, CA                  5/7/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              74

Form 13F Information Table Value Total:  $    1,823,347
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Abovenet, Inc.                 COM            00374N107    23105   279040 SH       DEFINED              1085  242960  34995
Adobe Systems                  COM            00724F101     1647    48000 SH       DEFINED                 0   48000      0
Air Lease Corp                 COM            00912X302     3176   131955 SH       DEFINED             12700  119255      0
Alpha Natural Resources Inc.   COM            02076X102     7218   474565 SH       DEFINED             15405  418615  40545
American Reprographics Co.     COM            029263100     8984  1666709 SH       DEFINED              6500 1472129 188080
Ametek Inc.                    COM            031100100     8900   183462 SH       DEFINED             18268  165194      0
Amphenol Corp. Cl A            COM            032095101    22234   371996 SH       DEFINED             25542  346454      0
Anheuser Busch Inbev Spn ADR   COM            03524A108     2491    34259 SH       DEFINED               257   34002      0
Ann Inc.                       COM            035623107    42637  1488718 SH       DEFINED             27728 1308270 152720
Ascena Retail Group Inc.       COM            04351G101    54926  1239314 SH       DEFINED              4725 1081434 153155
Atlas Air Worldwide Holdings,  COM            049164205    52513  1067112 SH       DEFINED             23228  946949  96935
Brookfield Asset Management -  COM            112585104    11141   352893 SH       DEFINED             22016  330877      0
CR Bard Inc.                   COM            067383109     6311    63925 SH       DEFINED              6378   57547      0
Cabot Corp.                    COM            127055101    42320   991556 SH       DEFINED             16271  864920 110365
Cabot Microelectronics         COM            12709P103    36904   949177 SH       DEFINED             15605  842525  91047
CapLease, Inc.                 COM            140288101     8278  2054024 SH       DEFINED              8100 1810919 235005
Clean Harbors Inc.             COM            184496107   106439  1580853 SH       DEFINED             34769 1409559 136525
Cognex Corp                    COM            192422103    18078   426764 SH       DEFINED              1675  370914  54175
Copart Inc.                    COM            217204106    68790  2638664 SH       DEFINED             44054 2335200 259410
Corn Products Intl, Inc.       COM            219023108    62195  1078842 SH       DEFINED             16985  944132 117725
Covanta Holding Corp           COM            22282E102    43868  2702918 SH       DEFINED             61307 2377061 264550
Curtiss-Wright Corp            COM            231561101    44500  1202380 SH       DEFINED             24359 1122281  55740
DSW Inc - Class A              COM            23334L102    12176   222310 SH       DEFINED               970  192855  28485
Devon Energy Corp.             COM            25179M103     1538    21628 SH       DEFINED               163   21465      0
Drew Industries                COM            26168L205    10960   401321 SH       DEFINED              1575  351351  48395
Dun & Bradstreet               COM            26483E100     8374    98831 SH       DEFINED              9749   89082      0
Entegris Inc.                  COM            29362U104    24052  2575130 SH       DEFINED              9700 2258025 307405
Esterline Technologies Corp    COM            297425100    44321   620220 SH       DEFINED              2370  581355  36495
FTI Consulting                 COM            302941109    35474   945479 SH       DEFINED             14504  831520  99455
Graco Inc.                     COM            384109104    43666   822947 SH       DEFINED             14679  718232  90036
Haemonetics Corp.              COM            405024100    42044   603392 SH       DEFINED             12262  535630  55500
Heico Corp - Class A           COM            422806208    36815   916947 SH       DEFINED              3349  801124 112474
Henry Schein, Inc.             COM            806407102    12799   169125 SH       DEFINED             13351  155774      0
IDEX Corp.                     COM            45167R104    56298  1336290 SH       DEFINED             25327 1175988 134975
Innophos Holdings, Inc.        COM            45774N108     3784    75505 SH       DEFINED               290   65645   9570
Intrepid Potash Inc.           COM            46121Y102    25101  1031682 SH       DEFINED              3900  901172 126610
Iron Mountain Inc.             COM            462846106    14822   514656 SH       DEFINED             34452  480204      0
Kaman Corp                     COM            483548103    22544   664050 SH       DEFINED              2800  619380  41870
Kar Auction Services Inc.      COM            48238T109    41601  2566353 SH       DEFINED              9710 2241998 314645
Kaydon Corp                    COM            486587108     9629   377454 SH       DEFINED              1450  327719  48285
Kennametal Inc.                COM            489170100    32290   725133 SH       DEFINED             10978  632472  81683
Laboratory Corporation of Amer COM            50540R409     7078    77324 SH       DEFINED              6340   70984      0
Linear Technology Corp.        COM            535678106    11537   342350 SH       DEFINED             21709  320641      0
Lowe's Cos Inc.                COM            548661107     2284    72790 SH       DEFINED                 0   72790      0
Markel Corp.                   COM            570535104    13760    30650 SH       DEFINED              2198   28452      0
MasterCard, Inc. CL-A          COM            57636Q104     2532     6021 SH       DEFINED                46    5975      0
Mid-America Apartment Communit COM            59522J103    20933   312297 SH       DEFINED              1225  271597  39475
Nabors Industries Ltd          COM            G6359F103     4390   250985 SH       DEFINED             21041  229944      0
O'Reilly Automotive Inc.       COM            67103H107    15900   174056 SH       DEFINED             13595  160461      0
Orthofix International NV      COM            N6748L102    28961   770640 SH       DEFINED              2915  677730  89995
Pall Corporation               COM            696429307    15484   259665 SH       DEFINED             18164  241501      0
Patterson-UTI Energy Inc.      COM            703481101    14606   844787 SH       DEFINED             17621  738476  88690
Petroleum Development Corp     COM            716578109     5411   145885 SH       DEFINED               570  126710  18605
Power Integrations Inc.        COM            739276103    32195   867323 SH       DEFINED              3250  758490 105583
Precision Castparts Corp       COM            740189105     8390    48525 SH       DEFINED              3159   45366      0
RBC Bearings Inc.              COM            75524B104    40713   882579 SH       DEFINED              3325  770559 108695
RLI Corp.                      COM            749607107      494     6902 SH       DEFINED                20    5112   1770
Ritchie Brothers Auctioneers   COM            767744105    14737   620225 SH       DEFINED              2570  538580  79075
Rockwell Collins Inc.          COM            774341101     9813   170480 SH       DEFINED             12669  157811      0
SandRidge Energy Inc.          COM            80007P307    13381  1708925 SH       DEFINED             38690 1516264 153971

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Semtech Corp.                  COM            816850101    38377  1348461 SH       DEFINED              5125 1179011 164325
Simpson Manufacturing          COM            829073105    63186  1959268 SH       DEFINED             38434 1738459 182375
Solera Holdings Inc.           COM            83421A104    10431   227295 SH       DEFINED             12925  214370      0
TD Ameritrade Holding Corp.    COM            87236Y108     8935   452640 SH       DEFINED             26900  425740      0
Techne Corp                    COM            878377100    10136   144600 SH       DEFINED             10239  134361      0
Teledyne Inc.                  COM            879360105    29126   461950 SH       DEFINED              1900  430935  29115
Teva Pharmaceutical Industries COM            881624209     1490    33065 SH       DEFINED                 0   33065      0
Thor Industries, Inc.          COM            885160101    28238   894729 SH       DEFINED              6070  779274 109385
UGI Corp.                      COM            902681105    41543  1524515 SH       DEFINED             26964 1337146 160405
United Stationers, Inc.        COM            913004107    35481  1143456 SH       DEFINED             24628  996206 122622
Visa Inc-Class A Shares        COM            92826C839     2588    21928 SH       DEFINED               163   21765      0
Warnaco Group                  COM            934390402    32328   553562 SH       DEFINED              2140  483253  68169
Waste Connections Inc.         COM            941053100    68320  2100219 SH       DEFINED             36470 1859300 204449
Woodward Inc.                  COM            980745103    35626   831805 SH       DEFINED              9531  728199  94075


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